Description of Business	1 Months Ended
Jun. 30, 2018
Successor [Member]
Description of Business

1.	Description of business

National Energy Services Reunited Corp. is a British Virgin Islands corporation headquartered in Houston, Texas. The Company, through its wholly-owned subsidiaries, NPS and GES, is a regional provider of products and services to the oil and gas industry in the Middle East and North Africa (“MENA”) and Asia Pacific (“APAC”) regions.

NESR was originally incorporated in the British Virgin Islands as a special purpose acquisition company on January 23, 2017 for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation, or contractual control arrangement with, purchasing all or substantially all of the assets of, or engaging in any other similar business combination with one or more businesses or entities.

NESR filed a registration statement for its initial public offering on May 11, 2017, and on May 17, 2017, NESR sold 21,000,000 units, each consisting of one ordinary share and one warrant, generating gross proceeds of $210 million. Simultaneously with the closing of its initial public offering, NESR consummated the sale of 11,850,000 warrants (the “Private Warrants”) at a price of $0.50 per warrant in a private placement to its sponsor, NESR Holdings Ltd. (“NESR Holdings”), generating gross proceeds of $5.9 million. Each warrant entitles the holder to purchase one-half of one ordinary share. On May 30, 2017, in connection with the underwriters’ election to partially exercise their over-allotment option, NESR consummated the sale of an additional 1,921,700 units at $10.00 per unit and the sale of an additional 768,680 Private Warrants at $0.50 per warrant, generating total gross proceeds of $19.6 million.

Following the closing of the above transactions, an aggregate amount of $229.2 million from the net proceeds of the sale of the units in the initial public offering and the Private Warrants was placed in a trust account (“Trust Account”) until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the Trust Account.

On June 6, 2018 (the “Closing Date”), NESR consummated the Business Combination, acquiring all of the issued and outstanding equity interests of NPS and GES. Consequently, the proceeds held in the Trust Account aggregating to $231.8 million (including interest) were released.